SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Soil and rock transportation income charged to Chi Yip included in revenues	$ 19,275,673	$ 13,464,430	$ 11,143,138
Site management income charge to Chi Yip included in other income	33,030		39,184
Service fee charged by Chi Yip included in cost of sales	17,596,008	10,695,826	8,965,091
Finance lease expenses fees paid for Chi Yip	185,166	171,339
Principal payment of finance lease liabilities - related parties	(301,979)	(322,807)	(656,399)
Operating expenses paid to Chi Yip			(769)
Proceeds from Director - Man Siu Ming		156,248
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Soil and rock transportation income charged to Chi Yip included in revenues	643,748		2,830,475
Site management income charge to Chi Yip included in other income	33,030		39,184
Service fee charged by Chi Yip included in cost of sales	887,945	1,023,137	1,162,640
Finance lease expenses fees paid for Chi Yip	56,135	29,307	55,988
Initial payment of finance lease – related parties		(156,248)
Principal payment of finance lease liabilities - related parties	(301,979)	(322,807)	(656,399)
Proceeds from Chi Yip		156,248
Mr. Man Siu Ming [Member]
Related Party Transaction [Line Items]
Proceeds from Director - Man Siu Ming	666,214	275,619	258,337
Repayments to Director - Man Siu Ming	(333,042)	(623,776)	(147,948)
Net (repayments) proceeds from Man Siu Ming	$ 333,172	$ (348,157)	$ 110,389